DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Risk (Details) - Customer concentration - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
FDIC, sum insured	$ 250,000	$ 250,000
Accounts receivable | Customer
Concentration Risk [Line Items]
Percentage of outstanding receivables	40.20%	54.30%